UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21280

BlackRock Preferred Opportunity Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Preferred Opportunity Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (Unaudited)
SEPTEMBER 30, 2005

BlackRock Preferred Opportunity Trust (BPP)

Rating[1]	Shares	Description	Value

		LONG-TERM INVESTMENTS—145.2%
		Preferred Securities—61.8%
		Consumer Products—0.4%
BBB-	20,000	Dairy Farmers of America, Inc., 7.875%	$ 2,067,500

		Energy—2.9%
BB+	5,000	Devon Energy Corp., Ser. A, 6.49%	505,000
B-	115,000	Hanover Compressor Cap. Trust, expires 12/14/29, price $17.875, 2.7972 shares, 7.25%	5,532,650
Baa3	275,000	Nexen, Inc., 7.35%	7,191,250

			13,228,900

		Financial Institutions—42.1%
A3	600	ABN Amro NA, Inc., Zero Coupon	625,800
BBB-	300,000	ACE Ltd., Sec. C, 7.80%	7,893,750
BBB-	200,000	Axis Capital Holdings Ltd., Ser. A, 7.25%	4,987,500
A2	30,000	Banesto Hldgs. Ltd., Ser. A, Zero Coupon	950,625
A	100,000	Bear Stearns Co., Inc., Ser. E, 6.15%	5,100,000
B+	60,000	Chevy Chase Preferred Cap. Corp., Ser. A, 10.375%	3,372,000
A3	23,600	Citigroup Cap. I, 6.75%	599,204
AA	40,000	Citigroup Cap. X, 6.10%	994,000
AA	50,000	Citigroup Cap. XI, 6.00%	1,242,000
BB	80,000	Colonial Cap. Trust IV, 7.875%	2,044,800
		Credit Suisse First Boston, Inc.,
Aa3	11,100	6.25%	276,057
Aa3	12,300	7.00%	319,031
BBB+	137,500	Everest Re Cap. Trust, 7.85%	3,570,710
BBB+	30,000	Everest Re Cap. Trust II, Ser. B, 6.20%	697,500
		Federal Home Loan Mortgage Corp.,
AA-	96,150	Ser. F, 5.00%	3,981,571
AA-	27,958	Ser. H, 5.10%	1,217,048
AA	15,200	Financial Security Assurance Holdings Ltd., 5.60%	364,192
		First Republic Bank,
BBB-	185,000	6.25%	4,433,525
BBB-	277,200	6.70%	7,033,950
BBB-	120,000	First Republic Preferred Cap. Corp., 7.25%	3,014,400
Aa3	85,000	Fleet Cap. Trust VII, 7.20%	2,167,500
Aa3	26,100	Fleet Cap. Trust VIII, 7.20%	669,465
Aa3	102,900	Goldman Sachs Group, Inc., The, 6.00%	2,504,977
		ING Groep NV,
A	76,700	7.05%	1,979,819
A	560,337	7.20%	14,574,365
A1	80,000	JP Morgan Chase Cap. XII, 6.25%	2,015,000
A3	117,200	KeyCorp Cap. V, 5.875%	2,900,700
A	263,400	Lehman Brothers Holdings Cap. Trust III, Ser. K, 6.375%	6,568,537
A	90,000	Lehman Brothers Holdings Cap. Trust IV, Ser. L, 6.375%	2,263,500
		Lehman Brothers Holdings, Inc.,
A	31,100	Ser. D, 5.67%	1,566,663
A	150,000	Ser. M, 6.50%	3,909,375
A+	20,000	Merrill Lynch Preferred Cap. Trust III, 7.00%	518,126
A+	86,900	Merrill Lynch Preferred Cap. Trust V, 7.28%	2,285,470
A-	525,000	Metlife, Inc., Ser. B, 6.50%	13,308,750
A1	187,000	Morgan Stanley Cap. Trust III, 6.25%	4,675,000
BBB	7,200	News Corp. Ltd., The, Ser. 9, Class 1, 8.125%	187,344
A	209,400	Partnerre Ltd., Ser. C, 6.75%	5,280,817
BBB	79,385	Phoenix Companies Inc., The, Zero Coupon	2,006,059
BBB+	18,400	PLC Cap. Trust IV, 7.25%	478,400
A-	409,975	Principal Financial Group, 6.518%	10,425,951
		Renaissancere Holdings Ltd.,
BBB+	271,725	Ser. B, 7.30%	6,878,039
BBB+	240,000	Ser. C, 6.08%	5,378,400

BlackRock Preferred Opportunity Trust (BPP) (continued)

Rating[1]	Shares	Description	Value

		Financial Institutions—(cont’d)
BBB-	30	Roslyn Real Estate Asset Corp., Ser. C, 8.95%	$ 3,040,650
AA-	375,000	Royal Bank of Scotland Group PLC, ADR, 6.35%	9,667,969
		Safeco Cap. Trust I,
Baa2	4,100	8.072%	107,215
Baa2	24	8.25%,	622,311
Baa2	2,000	8.375%	53,220
Baa2	14,700	8.70%	380,289
Baa2	36	8.75%,	1,028,190
A-	5,000	SLM Corp., Ser. A, 6.97%	270,469
A-	50,600	Sprint Corp., 7.00%	1,295,866
A-	103,439	Structured Repackaged Asset-Backed Trust Securities, 6.50%	2,518,740
A	60	Union Planters Preferred Funding Corp., 7.75%	7,217,700
Aa3	55,000	USB Capital IV, 7.35%	1,417,972
BBB-	11,100	Valero Energy Corp., 7.25%	293,817
A2	404,400	Wachovia Preferred Funding Corp., Ser. A, 7.25%	11,386,408
Baa1	5,200	Washington Mutual Cap. I, 7.65%	134,550
Baa1	143,865	Zions Cap. Trust, 8.00%	3,816,925
Baa2	2,000	Zurich Regcaps Funding Trust, 6.58%	2,071,144

			190,583,355

		Media—1.5%
BBB+	253,100	AOL Time Warner, Inc., Ser. A-1, 7.625%	6,719,805

		Real Estate—14.9%
		AMB Property Corp.,
BBB	80,000	Ser. L, 6.50%	2,022,504
BBB	170,000	Ser. M, 6.75%	4,301,000
		BRE Properties,
BBB-	225,000	Ser. C, 6.75%	5,604,750
BBB-	80,000	Ser. D, 6.75%	1,987,504
BBB-	78,888	CarrAmerica Realty Corp., Ser. E, 7.50%	2,043,199
		Developers Diversified Reality Corp.,
BBB-	120,000	7.375%	3,037,500
BBB-	15,900	7.50%	404,496
		Duke Realty Corp.,
BBB	90,000	Ser. J, 6.625%	2,253,600
BBB	160,800	Ser. K, 6.50%	3,994,883
		Equity Residential,
A-	19,800	Ser. B, 9.125%	494,010
A-	120,000	Ser. N, 6.48%	2,986,800
BBB+	322,000	Kimco Reality Corp., Ser. F, 6.65%	8,190,875
BBB+	255,200	NB Cap. Corp., 8.35%	6,918,472
		Regency Centers Corp.,
BBB	75,000	6.70%	1,835,160
BBB	324,000	7.45%	8,251,891
Aa3	30	Sun Trust Real Estate Investment Corp., 9.00%	4,818,366
A-	320,000	Weingarten Reality Investors, Ser. D, 6.75%	8,323,200

			67,468,210

		Total Preferred Securities	280,067,770

	Principal
	Amount
	(000)

		Trust Preferred Securities—45.5%
		Energy—1.8%
BB+	$ 3,000	HL&P Cap. Trust II, 8.257%, 2/01/37	3,052,500
BBB-	4,655	K N Cap. Trust III, 7.63%, 4/15/28	5,261,183

			8,313,683

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—41.1%
A+	$ 7,500		Abbey National Cap. Trust I, 8.963%, 12/29/49	$ 10,444,642
Ba2	4,500		AFC Cap. Trust I, 8.207%, 2/03/27	4,876,128
A2	6,000		AgFirst Farm Credit Bank, 7.30%, 10/14/49	6,077,100
BBB	5,500		AON Corp., 8.205%, 1/01/27	6,308,665
BBB	5,000		Astoria Cap. Trust 1, 9.75%, 11/01/29	5,887,250
A3	9,774		AXA SA, 7.10%, 5/29/49	10,081,162
A+	3,557		BNP Paribas Cap. Trust V, 7.20%, 12/31/49	3,668,334
A1	5,500		California Preferred Funding Trust, 7.00%, 1/30/49	5,720,000
A2	8,000		CBA Cap. Trust I, 5.805%, 12/31/49	8,275,120
BBB-	1,100		Colonial Cap. Trust II, 8.92%, 1/15/27	1,182,467
A1	3,000		Credit Agricole Preferred Fund Trust II, 7.00%, 8/29/49	3,120,000
Aa3	10,000		Danske Bank A/S, 5.914%, 12/29/49	10,517,800
A+	4,500		Deutsche Bank Cap. Funding, 7.872%, 12/29/49	4,926,420
A-	8,000		Dresdner Funding Trust I, 8.151%, 6/30/31	9,910,880
Baa2	1,100		FCB/NC Cap. Trust I, 8.05%, 3/01/28	1,166,682
A3	5,000		Greenpoint Cap. Trust I, 9.10%, 6/01/27	5,468,700
			HBOS Cap. Funding LP,
AA-	10,000		6.071%	10,578,400
A1	5,000		6.85%	5,165,625
AA-	10,835		HSBC Cap. Funding LP, 9.547%, 12/31/49	12,890,291
AA-	200		HSBC Holdings PLC, 6.20%	4,976,000
NA	1,400		HUBCO Cap. Trust I, 8.98%, 2/01/27	1,509,228
NA	3,000		HUBCO Cap. Trust II, 7.65%, 6/15/28	3,009,128
A1	1,000		JPM Cap. Trust II, 7.95%, 2/01/27	1,074,946
BBB+	10,000		Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	10,000,100
BB+	3,145		Markel Cap. Trust I, 8.71%, 1/01/46	3,364,364
Aa3	1		Morgan Stanley, 7.05%	32,988
BBB+	2,000		NBP Capital Trust III, 7.375%, 10/29/49	2,132,000
A3	3,000		North Fork Cap. Trust II, 8.00%, 12/15/27	3,241,260
NA	5,000		Old Mutual Cap. Funding, 8.00%, 5/29/49	5,232,500
BB+	4,200		Provident Financing Trust I, 7.405%, 3/15/38	3,685,500
A1	3,000		RBS Cap. Trust, 6.80%, 12/31/49	3,067,722
A+	4,600		State Street Institutional Capital A, 7.94%, 12/30/26	4,915,008
A+	7,500		Sun Life of Canada US Cap. Trust I, 8.526%, 5/29/49	8,109,375
BBB-	5,000		Webster Cap. Trust I, 9.36%, 1/29/27	5,395,500

				186,011,285

			Real Estate—2.6%
BB+	8,180		Sovereign Real Estate Investor Corp., 12.00%, 8/29/49	11,752,051

			Total Trust Preferred Securities	206,077,019

			Corporate Bonds—37.9%
			Automotive—0.8%
B-	300		Accuride Corp., 8.50%, 2/01/15	294,000
BB+	75		Arvinmeritor, Inc., 8.75%, 3/01/12	73,875
B-	130		Goodyear Tire & Rubber Co., 7.857%, 8/15/11	126,750
CCC+	250		Metaldyne Corp., 11.00%, 11/01/13	217,500
B-	2,850		Rexnord Corp., 10.125%, 12/15/12	3,106,500

				3,818,625

			Basic Materials—1.4%
BB-	120		Abitibi-Consolidated, Inc., 8.375%, 4/01/15	118,200
B-	100	[2]	BCI US Finance Corp/Borden 2 Nova Scotia Finance ULC, 9.65%, 7/15/10	100,500
B-	2,145		Caraustar Industries, Inc., 9.875%, 4/01/11	2,147,681
BB-	200		Donohue Forest Products, 7.625%, 5/15/07	207,500
BB-	2,700		Lyondell Chemical Co., 11.125%, 7/15/12	3,030,750
CCC+	450		NewPage Corp., 10.00%, 5/01/12	424,125
B-	200		PQ Corp., 7.50%, 2/15/13	194,500
BBB-	190		Southern Peru Copper Corp., 7.50%, 7/27/35	185,250

				6,408,506

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Building & Development—0.9%
B-	$ 100		Ahern Rentals Inc., 9.25%, 8/15/13	$ 102,250
B2	260		Compression Polymers Corp., 10.50%, 7/01/13	241,150
B-	790		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	714,950
BB+	3,000		K Hovnanian Enterprises, Inc., 6.25%, 1/15/16	2,790,000
B	170		North American Energy Partners, Inc., 9.00%, 6/01/10	176,800

				4,025,150

			Consumer Products—2.5%
B3	115		ALH Finance LLC, 8.50%, 1/15/13	109,538
B1	3,000		Cenveo Corp., 9.625%, 3/15/12	3,195,000
BB+	3,330		Delhaize America, Inc., 9.00%, 4/15/31	3,895,567
B2	320		Finlay Fine Jewelry Corp., 8.375%, 6/01/12	266,400
B2	110		Gold Kist, Inc., 10.25%, 3/15/14	124,300
			GSC Holdings Corp.,
Ba3	80	[2]	7.875%, 10/01/11	80,200
Ba3	150		8.00%, 10/01/12	149,250
B-	1,260		Lazydays RV Center, Inc., 11.75%, 5/15/12	1,337,175
B-	510		Levi Strauss & Co., 8.804%, 4/01/12	510,000
B3	860		Movie Gallery, Inc., 11.00%, 5/01/12	767,550
BB-	300		Quiksilver, Inc., 6.875%, 4/15/15	289,500
B-	750		Rite Aid Corp., 6.125%, 12/15/08	708,750

				11,433,230

			Containers & Packaging—0.7%
B+	3,000		Crown European Holdings SA, 9.50%, 3/01/11	3,288,750

			Ecological Services & Equipment—0.1%
BB-	290		Allied Waste North America, Inc., 7.25%, 3/15/15	285,650

			Energy—2.9%
B+	3,000		AES Corp., 8.875%, 2/15/11	3,255,000
B2	1,185		Aquila Finance Corp., 7.75%, 6/15/11	1,244,250
B	100		Calpine Corp., 9.625%, 9/30/14	102,000
B-	285		Clayton Williams Energy, Inc., 7.75%, 8/01/13	280,012
Ba3	210		Compagnie Generale de Geophysique SA, 7.50%, 5/15/15	221,813
B2	710		Dresser, Inc., 9.375%, 4/15/11	752,600
B+	1,190		Dynegy Holdings, Inc., 10.125%, 7/15/13	1,325,362
B+	19		Midwest Generation LLC, 8.56%, 1/02/16	20,815
B-	130		Ocean Rig Norway AS, 8.375%, 7/01/13	140,725
B	2,950		Orion Power Holdings, Inc., 12.00%, 5/01/10	3,547,375
B2	55		Whiting Petroleum Corp., 7.00%, 2/01/14	55,688
BB	2,000		Williams Cos, Inc., 7.125%, 9/01/11	2,085,000

				13,030,640

			Entertainment & Leisure—0.1%
B	130		Poster Financial Group, Inc., 8.75%, 12/01/11	133,900
B+	130		San Pasqual Casino, 8.00%, 9/15/13	130,650
B+	190		Wynn Las Vegas LLC / Wynn Las Vegas Cap. Corp., 6.625%, 12/01/14	180,975

				445,525

			Financial Institutions—22.1%
Aa3	9,605	[3]	American General Institute Cap., 7.57%, 12/01/45	11,767,854
BB	415		American Real Estate Partners LP / American Real Estate Finance Corp., 7.125%, 2/15/13	415,000
Aa3	5,000		BAC Capital Trust V, 5.625%, 3/08/35	4,899,900
AA	1,800		Barclays Bank PLC, 6.278%, 12/15/49	1,773,000
B-	350		BCP Crystal US Holdings Corp., 9.625%, 6/15/14	391,125
BB	1,000		Crum & Forster Hldgs. Corp., 10.375%, 6/15/13	1,092,500
B+	150		E*Trade Financial Corp., 7.375%, 9/15/13	150,750
BB	5,000		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12	4,800,000
BBB	11,500		First Midwest Cap. Trust I, 6.95%, 12/01/33	12,774,315
BBB-	125		Ford Motor Credit Co., 7.25%, 10/25/11	119,436
AA-	7,000		HSBC Bank USA, Inc., 5.875%, 11/01/34	7,236,740
A	5,000		JP Morgan Chase Capital XVII, 5.85%, 8/01/35	4,871,100

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Financial Institutions—(cont’d)
BBB-	$ 5,000		Kingsway America, Inc., 7.50%, 2/01/14	$ 5,186,850
A+	7,399		Lloyds Bank Ltd., 6.90%, 10/10/49	7,630,589
B-	340		Nell AF SARL, 8.375%, 8/15/15	333,625
A+	8,000		Prudential, 6.50%, 6/29/49	8,040,000
A3	4,000		Resparcs Funding LP, 8.00%, 12/30/49	4,182,000
A	5,000	[2]	Skandinaviska Enskilda Banken AB, 5.471%, 3/29/49	5,025,000
Ba1	2,000		Sovereign Capital Trust 1, 9.00%, 4/01/27	2,167,320
B-	30		Standard Aero Holdings, Inc., 8.25%, 9/01/14	29,025
AA+	4,207		Structured Asset Receivable Trust, 1.649%, 1/21/10	4,213,816
A2	10,000	[2]	Sumitomo Mitsui Banking Corp., 5.625%, 12/31/49	9,951,920
B-	60		Universal City Florida Hldg. Co. I/II, 8.443%, 5/01/10	62,400
BB-	60		Western Financial Bank, 9.625%, 5/15/12	69,000
A2	3,000		Westpac Cap. Trust IV, 5.256%, 12/29/49	2,969,040

				100,152,305

			Health Care—0.3%
B	530	[2]	Insight Health Services Corp., 9.174%, 11/01/11	519,400
			Tenet Healthcare Corp.,
B	90		6.375%, 12/01/11	84,038
B	90		9.875%, 7/01/14	94,162
B-	520		Universal Hospital Services, Inc., 10.125%, 11/01/11	534,300

				1,231,900

			Industrials—0.9%
Caa1	1,525		DI Finance/DynCorp. Intl., 9.50%, 2/15/13	1,586,000
B-	300		ERICO Intl. Corp., 8.875%, 3/01/12	312,000
Caa1	400		Hydrochem Industrial Services, 9.25%, 2/15/13	372,000
CCC+	2,395		Trimas Corp., 9.875%, 6/15/12	1,975,875

				4,245,875

			Media—1.7%
B-	200		Allbritton Communications Co., 7.75%, 12/15/12	199,500
BBB	110		Comcast Corp., 11/15/29	5,032,280
B	1,950		Dex Media East LLC, 12.125%, 11/15/12	2,281,500
B3	210		Nexstar Finance, Inc., 7.00%, 1/15/14	189,000

				7,702,280

			Real Estate—1.5%
			Rouse Co.,
BB+	5,000		3.625%, 3/15/09	4,684,550
BB+	2,000		5.375%, 11/26/13	1,914,060

				6,598,610

			Technology—0.5%
B+	120		Hynix Semiconductor, Inc., 9.875%, 7/01/12	132,150
B1	185		Lucent Technologies, Inc., 6.50%, 1/15/28	159,563
BB	60		STATS ChipPAC Ltd., 7.50%, 7/19/10	60,600
			Sungard Data Systems, Inc.,
B-	140[2]		8.525%, 8/15/13	144,900
B-	350		9.125%, 8/15/13	361,375
B-	320		10.25%, 8/15/15	324,000
B	460		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	464,600
B-	80		UGS Corp., 10.00%, 6/01/12	87,400
BB-	500		Unisys Corp., 8.00%, 10/15/12	488,750

				2,223,338

			Telecommunications—1.0%
BB-	290		Cincinnati Bell, Inc., 7.25%, 7/15/13	308,125
B-	190		Hawaiian Telcom Communications, Inc., 8.914%, 5/01/13	190,950
			Intelsat Ltd.,
Caa1	200		5.25%, 11/01/08	183,500
B2	250		8.25%, 1/15/13	251,250
B2	355		8.625%, 1/15/15	362,100
B2	245		8.695%, 1/15/12	249,900

BlackRock Preferred Opportunity Trust (BPP) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Telecommunications—(cont’d)
			Qwest Corp.,
BB	$ 460		7.12%, 6/15/13	$ 478,400
BB	1,845		7.875%, 9/01/11	1,928,025
B+	450	[2]	Qwest Services Corp., 13.50%, 12/15/10	515,813

				4,468,063

			Transporation—0.5%
B	50		CHC Helicopter Corp., 7.375%, 5/01/14	51,250
B3	40		Horizon Lines LLC, 9.00%, 11/01/12	42,850
B+	80		OMI Corp., 7.625%, 12/01/13	81,600
B	1,910		Sea Containers Ltd., 10.50%, 5/15/12	1,948,200

				2,123,900

			Total Corporate Bonds	171,482,347

			Total Long-Term Investments (cost $643,792,657)	657,627,136

			SHORT-TERM INVESTMENTS—3.4%
			U.S. Government and Agency Zero Coupon Bonds—3.4%
	15,500		FNMA Discount Note, Zero Coupon, 10/03/05	15,496,986
	100		U.S. Treasury Bills, Zero Coupon, 11/10/05	99,649

			Total Short-Term Investments (cost $15,596,635)	15,596,635

			Total Investments before borrowed bonds and investments sold short (cost $659,389,2924)	673,223,771

			BORROWED BONDS—5.3%
	6,727	[5]	U.S. Treasury Bonds, 5.375%, 10/04/05	6,727,350
			U.S. Treasury Notes,
	12,666	[5]	4.125%, 10/04/05	12,665,813
	4,612	[5]	4.25%, 10/04/05	4,611,500

			Total Borrowed Bonds (cost $24,004,662)	24,004,663

			INVESTMENTS SOLD SHORT—(5.2)%
	(5,960)		U.S. Treasury Bonds, 5.375%, 2/15/31	(6,678,955)
			U.S. Treasury Notes,
	(12,650)		4.125%, 5/15/15	(12,430,649)
	(4,600)		4.25%, 8/15/15	(4,570,514)

			Total Investments Sold Short (proceeds $23,984,664)	(23,680,118)

			Total investments net of borrowed bonds and investments sold short—148.7%	$ 673,548,316
			Other assets in excess of liabilities—0.0%	154,606
			Preferred shares at redemption value, including dividends payable—(48.7)%	(220,836,594)

			Net Assets Applicable to Common Shareholders—100%	$ 452,866,328

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Security interest rate is as of September 30, 2005.
[3]	Security, or a portion thereof, pledged as collateral with a value of $3,126,033 on 300 short U.S. Treasury Note futures contracts expiring December 2005 and 535 Short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on September 30, 2005 was $94,183,906, with an unrealized gain of $1,585,204.
[4]	Cost for Federal income tax purposes is $659,545,876. The net unrealized appreciaton on a tax basis is $13,677,895, consisting of $18,689,450 gross unrealized appreciation and $5,011,555 gross unrealized depreciation.
[5]	The interest rate and maturity date shown represent the terms of the borrowed transaction, not the security borrowed.

KEY TO ABBREVIATIONS

CABCO	—	Corporate Asset Backed Corp.	PPLUS	—	Preferred Plus
CORTS	—	Corporate Backed Trust Securities	SATURNS	—	Structured Asset Trust Unit Repackagings

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Preferred Opportunity Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005